UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  912-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    August 14, 2000

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $159,692

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     4160 49600.00 SH       SOLE                 43600.00           6000.00
Agilent Technologies Com       COM              00846U101     1702 23073.00 SH       SOLE                 21511.00           1562.00
America Online Inc             COM              02364j104     1660 31510.00 SH       SOLE                 30510.00           1000.00
American Power Conversion Corp COM              029066107     2891 70825.00 SH       SOLE                 65825.00           5000.00
American SuperConductor        COM              030111108     3889 80600.00 SH       SOLE                 78300.00           2300.00
B. F. Goodrich                 COM              382388106     2410 70750.00 SH       SOLE                 66450.00           4300.00
BP Amoco p.l.c. ADS            ADR             055622104     1484 26241.00 SH       SOLE                 26241.00
Campbell Soup Company          COM              134429109      626 21500.00 SH       SOLE                 20500.00           1000.00
Caterpillar, Inc               COM              149123101     4021 118710.00SH       SOLE                112310.00           6400.00
Chevron Corp.                  COM              166751107     1624 19150.00 SH       SOLE                 17250.00           1900.00
Cisco Systems, Inc.            COM              17275R102     4773 75092.00 SH       SOLE                 62192.00          12900.00
Coca-Cola Company              COM              191216100     4070 70863.00 SH       SOLE                 63263.00           7600.00
Conexant Systems Inc.          COM              207142100     4964 102090.00SH       SOLE                 95990.00           6100.00
Dow Chemical                   COM              260543103     1422 47100.00 SH       SOLE                 47100.00
Duke Energy Company            COM              264399106     4655 82580.00 SH       SOLE                 77880.00           4700.00
E.I. duPont de Nemours & Compa COM              263534109     3166 72361.00 SH       SOLE                 68161.00           4200.00
Emerson Electric               COM              291011104     5714 94650.00 SH       SOLE                 88650.00           6000.00
Equifax, Inc.                  COM              294429105      265 10100.00 SH       SOLE                  9100.00           1000.00
Exxon Mobil Corp               COM              30231G102     1717 21875.00 SH       SOLE                 21875.00
Flowers Industries, Inc.       COM              343496105     3735 187337.00SH       SOLE                187337.00
Fuelcell Energy Inc            COM              35952H106     1057 15300.00 SH       SOLE                 15300.00
General Electric               COM              369604103     4604 86868.00 SH       SOLE                 79068.00           7800.00
Gillette Company               COM              375766102      465 13320.00 SH       SOLE                 12520.00            800.00
Hewlett-Packard                COM              428236103     7562 60556.00 SH       SOLE                 56456.00           4100.00
Honeywell, Inc                 COM              438516106     5526 164050.00SH       SOLE                153450.00          10600.00
Idacorp                        COM              451107106     1087 33700.00 SH       SOLE                 31700.00           2000.00
Ingersoll-Rand Co              COM              456866102      531 13200.00 SH       SOLE                 12200.00           1000.00
Intel Corp                     COM              458140100    10688 79950.00 SH       SOLE                 74850.00           5100.00
Johnson & Johnson              COM              478160104     2697 26470.00 SH       SOLE                 26470.00
Lilly, Eli & Co                COM              532457108     2907 29110.00 SH       SOLE                 27710.00           1400.00
Lucent Technology              COM              549463107     5244 88510.00 SH       SOLE                 83010.00           5500.00
Merck & Co., Inc               COM              589331107     5921 77272.00 SH       SOLE                 71672.00           5600.00
Microsoft Corp                 COM              594918104      975 12190.00 SH       SOLE                  4990.00           7200.00
Minnesota Mining               COM              604059105     2791 33830.00 SH       SOLE                 31830.00           2000.00
Norfolk Southern               COM              655844108     1624 109150.00SH       SOLE                105150.00           4000.00
Oracle Corp.                   COM              68389X105     8143 96870.00 SH       SOLE                 88670.00           8200.00
Parker-Hannifin Corp.          COM              701094104      902 26350.00 SH       SOLE                 24600.00           1750.00
Pfizer, Inc                    COM              717081103     4336 90324.50 SH       SOLE                 83449.50           6875.00
Proctor & Gamble               COM              742718109     1231 21504.00 SH       SOLE                 20504.00           1000.00
Qualcomm, Inc.                 COM              747525103     5912 98532.00 SH       SOLE                 92332.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      295  4800.00 SH       SOLE                  4800.00
Schering-Plough Corp           COM              806605101      514 10187.00 SH       SOLE                 10187.00
SunTrust Banks, Inc.           COM              867914103     4904 107332.00SH       SOLE                101332.00           6000.00
Synovus Financial Corp         COM              87161C105      727 41222.50 SH       SOLE                 37922.00           3300.50
Texas Instruments              COM              882508104     7255 105620.00SH       SOLE                 97820.00           7800.00
Timken Co.                     COM              887389104     3114 167200.00SH       SOLE                156700.00          10500.00
Wachovia Corp                  COM              929771103     3303 60885.00 SH       SOLE                 57285.00           3600.00
Wells Fargo                    COM              949746101     6136 158350.00SH       SOLE                148350.00          10000.00
Yahoo Inc                      COM              984332106      290  2340.00 SH       SOLE                  2340.00